SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments item R$ / shares	Dec. 31, 2018 EquityInstruments R$ / shares	Dec. 31, 2017 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PSO
Number of shares
Beginning balance	5,045,357	5,055,519	3,048,991
Granted during the year	2,413,038	1,415,476	3,035,488
Exercised	(827,065)	(751,859)	(695,532)
Exercised due to resignation	(106,983)	(153,601)	(161,270)
Abandoned / prescribed due to resignation	(527,910)	(520,178)	(172,158)
Ending balance	5,996,437	5,045,357	5,055,519
Weighted average exercise price for share options exercised | R$ / shares	R$ 31.75	R$ 47.77
PSO | SAR and PLUS
SHARE-BASED COMPENSATION PLAN
Required investment, as a percentage of total phantom share options at grant date	5.00%
Required investment, as a percentage of total phantom share options three years after grant date	20.00%
PSO | SAR and PLUS | Minimum
SHARE-BASED COMPENSATION PLAN
Vesting period	3 years
PSO | SAR and PLUS | Maximum
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years